Putnam Investments
One Post Office Square
Boston, MA 02109
January 29, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. No. 33-56339) (811-07237) on behalf of its Putnam International Growth
Fund and Putnam Government Money Market series

Post-Effective Amendment No. 194 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 194 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 26, 2018.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 11044.

Very truly yours,

Putnam Investment Funds, on behalf of its Putnam
International Growth Fund and Putnam Government
Money Market series

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Principal Executive Officer
and Compliance Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP